Net Loss Per Share - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to DDC Enterprise Limited | ¥	¥ (166,341,733)		¥ (122,025,640)	¥ (454,350,226)
Accretion of Redeemable Convertible Preferred Shares	(110,112,796)	$ (15,509,063)	(109,089,609)	(381,218,518)
Net loss per ordinary share calculation | ¥	¥ (276,454,529)		¥ (231,115,249)	¥ (835,568,744)
Class A Ordinary Shares [Member]
Denominator:
Weighted average number of ordinary shares (in Shares) | shares	7,219,584	7,219,584	5,461,443	4,829,998
Net loss per ordinary share
Basic (in Yuan Renminbi per share) | (per share)	¥ (38.29)	$ (5.39)	¥ (42.32)	¥ (173)
Diluted (in Yuan Renminbi per share) | (per share)	¥ (38.29)	$ (5.39)	¥ (42.32)	¥ (173)
Class B Ordinary Shares [Member]
Denominator:
Weighted average number of ordinary shares (in Shares) | shares	875,000	875,000	875,000	875,000
Net loss per ordinary share
Basic (in Yuan Renminbi per share) | (per share)
Diluted (in Yuan Renminbi per share) | (per share)